Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital [Abstract]
Schedule of share capital
	Ordinary shares of NIS no par value each
	2018	2017
	No nominal par value	No nominal par value
	NIS in thousands

Authorized share capital	50,000,000	11,666,667

Issued and outstanding	9,190,808	9,190,808